RISK MANAGEMENT	6 Months Ended
Jun. 30, 2023
Risk Management
RISK MANAGEMENT

15. RISK MANAGEMENT

The Company’s exposure to market risk includes, but is not limited to, the following risks:

Interest Rate Risk

Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not subject to significant changes in interest rates.

Foreign Currency Exchange Rate Risk

Currency risk is risk that the fair value of future cash flows will fluctuate because of changes in foreign currency exchange rates. In addition, the value of cash and other financial assets and liabilities denominated in foreign currencies can fluctuate with changes in currency exchange rates.

The Company primarily operates in Canada, Barbados and Botswana and undertakes transactions denominated in foreign currencies such as US dollar and Botswana Pula, and consequently is exposed to exchange rate risks. Exchange risks are managed by matching levels of foreign currency balances and related obligations and by maintaining operating cash accounts in non-Canadian dollar currencies.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023

(Expressed in Canadian dollars)

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below. The amount shown are those reported and translated into CAD at the closing rate.

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

June 30, 2023
Financial assets	1,525,819	624,207	38,712,709
Financial liabilities	(965,233)	(3,155,431)	(4,213,093)
Total exposure	560,586	(2,531,224)	34,499,616

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

December 31, 2022
Financial assets	2,834,303	473,980	32,058,793
Financial liabilities	(1,246,825)	(2,176,110)	(1,530,341)
Total exposure	1,587,478	(1,702,130)	30,528,452

The following table illustrates the sensitivity of net loss in relation to the Company’s financial assets and financial liabilities and the USD/CAD exchange rate and BWP/CAD exchange rate, all other things being equal. It assumes a +/- 5% change of the USD/CAD and BWP/CAD exchange rates for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively.

If the CAD strengthened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
June 30, 2023	28,029	(126,561)	(98,532)	1,724,981
December 31, 2022	79,374	(85,106)	(5,732)	1,526,423

If the CAD weakened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
June 30, 2023	(28,029)	126,561	98,532	(1,724,981)
December 31, 2022	(79,374)	85,106	5,732	(1,526,423)

The higher foreign currency exchange rate sensitivity in profit at June 30, 2023 compared with December 31, 2022 is attributable to fluctuations in foreign exchange rates, BWP and USD in relation to CAD.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023

(Expressed in Canadian dollars)

Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The credit risk is primarily associated with liquid financial assets. The Company limits exposure to credit risk on liquid financial assets by holding cash at highly-rated financial institutions.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company manages the liquidity risk inherent in these financial obligations by regularly monitoring actual cash flows to annual budget which forecast cash and expected cash availability to meet future obligations.

The Company will defer discretionary expenditures, as required, in order to manage and conserve cash required for current liabilities.

The following table shows the Company’s contractual obligations as at June 30, 2023:

	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	3,394,649	-	-	3,394,649
Vehicle financing	21,624	43,249	64,873	129,746
Term loan	-	-	12,735,951	12,735,951
Lease liability	1,270,218	1,270,218	-	2,540,436
	4,686,491	1,313,467	12,800,824	18,800,782

Capital Risk Management

The Company manages its capital to ensure that it will be able to continue as a going concern, so that adequate funds are available or are scheduled to be raised to meet its ongoing administrative and operating costs and obligations. This is achieved by the Board of Directors’ review and ultimate approval of budgets that are achievable within existing resources, and the timely matching and release of the next stage of expenditures with the resources made available from capital raises and debt funding from related or other parties. In doing so, the Company may issue new shares, restructure or issue new debt.

The Company is not subject to any externally imposed capital requirements imposed by a regulator or a lending institution.

In the management of capital, the Company includes the components of equity, loans and borrowings, and other current liabilities, net of cash.

	June 30, 2023	December 31, 2022
Shareholder’s equity	43,144,784	27,188,344
Current liabilities	4,664,867	12,462,372
	47,809,651	39,650,716
Cash	(21,607,892)	(5,162,991)
	26,201,759	34,487,725

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023

(Expressed in Canadian dollars)